Quarterly Information (unaudited) Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of Fourth Quarter Events [Line Items]
Income (loss) from operations	$ 63	$ 125	$ (106)	$ 109	$ 202	$ 199	$ 175	$ 115	$ 191	$ 691	$ 674
Net income (loss) attributable to NCR	$ (60)	$ 72	$ (157)	$ 8	$ (56)	$ 106	$ 90	$ (17)	$ (88)	$ 232	$ 270
Net income (loss) per common share
Basic (in dollars per share)	$ (0.51)	$ 0.61	$ (1.33)	$ 0.07	$ (0.46)	$ 0.87	$ 0.74	$ (0.14)	$ (1.16)	$ 1.01	$ 1.76
Diluted (in dollars per share)	$ (0.51)	$ 0.56	$ (1.33)	$ 0.06	$ (0.46)	$ 0.77	$ 0.67	$ (0.14)	$ (1.16)	$ 0.97	$ 1.71
Defined benefit plans, actuarial gains (losses) [Member]
Effect of Fourth Quarter Events [Line Items]
Net income (loss) attributable to NCR	$ 44				$ (25)
Net income (loss) per common share
Basic (in dollars per share)	$ 0.37				$ 0.21
Diluted (in dollars per share)	$ 0.37				$ 0.21